                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding & Associates, LLC
                 -------------------------------
   Address:      One North Wacker Drive
                 -------------------------------
                 Suite 4343
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim G. Redding
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   312-377-8300
         -------------------------------

Signature, Place, and Date of Signing:

   Kim G. Redding                     Chicago, Illinois   May 24, 2004
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $760,197

List of Other Included Managers:

None
Kate D'Esposito
Chief Financial Officer
KG Redding & Associates LLC
One North Wacker Drive
Suite 4343
Chicago, Il 60606-2841
P: 312-377-8230
F: 312-377-8299
Kate@Kgredding.com

                           FORM 13F INFORMATION TABLE

Name of Reporting Manager    K. G. REDDING & ASSOCIATES, LLC.

-----------------------------------------------------------------------------------------------------------------------------

                                                                                          ITEM 4:            ITEM 5:
                  ITEM 1:                             ITEM 2:              ITEM 3:      FAIR MARKET     SHARE OF PRINCIPAL
               NAME OF ISSUER                      TITLE OF CLASS           CUSIP          VALUE              AMOUNT
                                                                                       (IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------------
Affordable Residential Communities                  common stock        008273104             11,973.2              647,200
American Financial Realty Trust                     common stock        02607P305             33,248.3            1,961,550
BNP Residential Properties, Inc.                    common stock        05564T103                392.4               30,000
Boardwalk Equities Inc - OTC                        common stock        096613104                299.5               22,300
Boca Resorts Inc. - CL A                            common stock        09688T106                499.1               28,600
Boston Properties, Inc.                             common stock        101121101             24,732.8              455,400
CMET Finance Holdings                               common stock        189758105                900.0                9,000
Camden Property Trust                               common stock        133131102             30,602.0              680,800
Capital Automotive REIT                             common stock        139733109                392.0               11,100
Capital Lease Funding Inc.                          common stock        140288101                811.5               63,300
Cedar Shopping Center, Inc.                         common stock        150602209             19,217.5            1,354,300
Crescent Real Estate                                common stock        225756105             31,170.8            1,734,600
Developers Diversified Realty                       common stock        251591103              6,031.7              149,300
EastGroup Properties, Inc.                          common stock        277276101             15,142.5              426,550
Essex Property Trust, Inc.                          common stock        297178105              1,637.5               25,000
First Industrial Realty Trust, Inc.                 common stock        32054K103             23,644.7              598,600
General Growth Properties                           common stock        370021107             43,209.9            1,229,300
Heritage Property                                   common stock        42725M107             25,088.4              806,700
Hersha Hospitality Trust                            common stock        427825104             18,091.0            1,706,700
Highland Hospitality                                common stock        430141101             14,782.4            1,261,300
Hilton Hotels Corporation                           common stock        432848109             19,006.0            1,169,600
Home Properties, Inc.                               common stock        437306103                456.4               11,200
Host Marriott Corporation                           common stock        44107P104             37,027.5            2,897,300
I-Star Financial Inc.                               common stock        45031U101             29,819.4              704,950
Interstate Hotels Corporation                       common stock        46088S106                667.3              113,100
Keystone Property Trust                             common stock        493596100             11,192.3              460,400
Koger Equity, Inc.                                  common stock        500228101             16,220.1              691,100
Levitt Corp                                         common stock        52742P108              1,225.0               50,000
Lexington Corporate Properties Trust                common stock        529043101              1,170.1               53,700
Maguire Properties Inc                              common stock        559775101                809.0               31,600
Mills Corporation                                   common stock        601148109             37,079.2              695,800


----------------------------------------------------------------------------------------------------
                                                                      ITEM 6:
                                                              INVESTMENT DISCRETION
                  ITEM 1:                        -----------------------------------------------
               NAME OF ISSUER                       (a) SOLE      (b) SHARED AS    (c) SHARED
                                                                     DEFINED IN        OTHER
                                                                      INSTR. V
----------------------------------------------------------------------------------------------------
Affordable Residential Communities                    Sole
American Financial Realty Trust                       Sole
BNP Residential Properties, Inc.                      Sole
Boardwalk Equities Inc - OTC                          Sole
Boca Resorts Inc. - CL A                              Sole
Boston Properties, Inc.                               Sole
CMET Finance Holdings                                 Sole
Camden Property Trust                                 Sole
Capital Automotive REIT                               Sole
Capital Lease Funding Inc.                            Sole
Cedar Shopping Center, Inc.                           Sole
Crescent Real Estate                                  Sole
Developers Diversified Realty                         Sole
EastGroup Properties, Inc.                            Sole
Essex Property Trust, Inc.                            Sole
First Industrial Realty Trust, Inc.                   Sole
General Growth Properties                             Sole
Heritage Property                                     Sole
Hersha Hospitality Trust                              Sole
Highland Hospitality                                  Sole
Hilton Hotels Corporation                             Sole
Home Properties, Inc.                                 Sole
Host Marriott Corporation                             Sole
I-Star Financial Inc.                                 Sole
Interstate Hotels Corporation                         Sole
Keystone Property Trust                               Sole
Koger Equity, Inc.                                    Sole
Levitt Corp                                           Sole
Lexington Corporate Properties Trust                  Sole
Maguire Properties Inc                                Sole
Mills Corporation                                     Sole


--------------------------------------------------------------------------------------------------------
                                                                                   ITEM 8:
                                                    ITEM 7:                VOTING AUTHORITY (SHARES)
                  ITEM 1:                           MANAGERS           ---------------------------------
               NAME OF ISSUER                      SEE INSTR. V        (a) SOLE  (b) SHARED   (c) NONE


--------------------------------------------------------------------------------------------------------
Affordable Residential Communities                                                   /X/
American Financial Realty Trust                                                      /X/
BNP Residential Properties, Inc.                                                     /X/
Boardwalk Equities Inc - OTC                                             /X/
Boca Resorts Inc. - CL A                                                 /X/
Boston Properties, Inc.                                                              /X/
CMET Finance Holdings                                                    /X/
Camden Property Trust                                                                /X/
Capital Automotive REIT                                                  /X/
Capital Lease Funding Inc.                                               /X/
Cedar Shopping Center, Inc.                                                          /X/
Crescent Real Estate                                                                 /X/
Developers Diversified Realty                                                        /X/
EastGroup Properties, Inc.                                                           /X/
Essex Property Trust, Inc.                                                           /X/
First Industrial Realty Trust, Inc.                                                  /X/
General Growth Properties                                                            /X/
Heritage Property                                                                    /X/
Hersha Hospitality Trust                                                             /X/
Highland Hospitality                                                                 /X/
Hilton Hotels Corporation                                                            /X/
Home Properties, Inc.                                                                /X/
Host Marriott Corporation                                                            /X/
I-Star Financial Inc.                                                                /X/
Interstate Hotels Corporation                                            /X/
Keystone Property Trust                                                              /X/
Koger Equity, Inc.                                                                   /X/
Levitt Corp                                                              /X/
Lexington Corporate Properties Trust                                     /X/
Maguire Properties Inc                                                   /X/
Mills Corporation                                                                    /X/


                           FORM 13F INFORMATION TABLE

Name of Reporting Manager    K. G. REDDING & ASSOCIATES, LLC.

----------------------------------------------------------------------------------------------------------------------------

                                                                                          ITEM 4:            ITEM 5:
                  ITEM 1:                             ITEM 2:              ITEM 3:      FAIR MARKET     SHARE OF PRINCIPAL
               NAME OF ISSUER                      TITLE OF CLASS           CUSIP          VALUE              AMOUNT
                                                                                       (IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                    common stock        681936100             16,976.8            1,561,800
One Liberty Properties, Inc.                        common stock        682406103             17,268.8              765,800
Pennsylvania REIT                                   common stock        709102107             28,391.9              753,900
ProLogis Trust                                      common stock        743410102             34,064.7              949,672
Ramco-Gershenson Properties Trust                   common stock        751452202             24,866.8              881,800
Reckson Associates Realty                           common stock        75621K106             18,004.0              639,800
Rouse Company                                       common stock        779273101             42,636.1              795,450
SL Green Realty Corp.                               common stock        78440X101              9,711.7              203,600
Simon Property Group, Inc.                          common stock        828806109              7,269.9              124,400
St. Joe Company                                     common stock        790148100                870.8               21,400
Starwood Hotels & Resorts                           common stock        85590A203             21,031.7              519,300
United Dominion Realty Trust, Inc.                  common stock        910197102             32,078.7            1,635,000
Vornado Realty Trust                                common stock        929042109             50,458.5              834,300
Burst.com Inc                                       common stock        12284P106                 27.2               34,000

                                                                                             760,197.0


----------------------------------------------------------------------------------------------------
                                                                     ITEM 6:
                                                              INVESTMENT DISCRETION
                  ITEM 1:                       -----------------------------------------------
               NAME OF ISSUER                      (a) SOLE      (b) SHARED AS    (c) SHARED
                                                                    DEFINED IN        OTHER
                                                                     INSTR. V
----------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                     Sole
One Liberty Properties, Inc.                         Sole
Pennsylvania REIT                                    Sole
ProLogis Trust                                       Sole
Ramco-Gershenson Properties Trust                    Sole
Reckson Associates Realty                            Sole
Rouse Company                                        Sole
SL Green Realty Corp.                                Sole
Simon Property Group, Inc.                           Sole
St. Joe Company                                      Sole
Starwood Hotels & Resorts                            Sole
United Dominion Realty Trust, Inc.                   Sole
Vornado Realty Trust                                 Sole
Burst.com Inc                                        Sole


--------------------------------------------------------------------------------------------------------
                                                                                   ITEM 8:
                                                    ITEM 7:                VOTING AUTHORITY (SHARES)
                  ITEM 1:                           MANAGERS           ---------------------------------
               NAME OF ISSUER                      SEE INSTR. V        (a) SOLE  (b) SHARED   (c) NONE


--------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                                                     /X/
One Liberty Properties, Inc.                                                         /X/
Pennsylvania REIT                                                                    /X/
ProLogis Trust                                                                       /X/
Ramco-Gershenson Properties Trust                                                    /X/
Reckson Associates Realty                                                            /X/
Rouse Company                                                                        /X/
SL Green Realty Corp.                                                                /X/
Simon Property Group, Inc.                                                           /X/
St. Joe Company                                                          /X/
Starwood Hotels & Resorts                                                            /X/
United Dominion Realty Trust, Inc.                                                   /X/
Vornado Realty Trust                                                                 /X/
Burst.com Inc                                                            /X/